COMMITMENTS (Details) - USD ($)	3 Months Ended
	Oct. 14, 2020	Sep. 30, 2020
Deferred underwriting fees (in dollars per share)	$ 0.35	$ 0.35
Deferred Underwriting Fees	$ 28,175,000	$ 28,175,000
Percentage of non-deferred underwriting commission, agreed to be reimbursed	10.00%	10.00%
Non-deferred underwriting commission paid upon the closing of the Initial Public Offering	$ 1,400,000	$ 1,400,000
Percentage of deferred underwriting commission, agreed to be reimbursed	20.00%	20.00%
Deferred underwriting commission paid upon the closing of the Business Combination	$ 5,635,000	$ 5,635,000